Retirement Plans - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans [Line Items]
Contributions to defined contribution plans			$ 19.9	$ 20.2	$ 19.7
Minimum percentage for which multiemployer plans is funded			100.00%
Contributions to multi-employer plans			$ 2.2	$ 2.4	$ 1.9
Post retirement plan description			In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with 15 years of service (5 years before December 31, 2006), are reimbursed for qualified medical expenses up to a maximum annual amount.
Years of service to qualify for a benefit from the plan in the future.			15 years
Weighted average discount rate used to determine U.S. postretirement benefit obligation			4.65%	4.20%
Average discount rate used to determine U.S. postretirement benefit cost			4.20%	5.05%	4.25%
Increase or decrease in the annual health care cost trend rates			1.00%
U.S. Pension Plans
Retirement Plans [Line Items]
Estimated amortization of prior service credit in next fiscal year			$ (0.9)
Expected amortization of net actuarial losses in next fiscal year			(4.4)
Net periodic benefit cost			13.5	$ 5.8	$ 19.5
Defined benefit plans that will be amortized from other comprehensive income			$ 9.7
Estimated remaining service lives of the plan participants, years			11 years
Accumulated benefit obligation			$ 261.8	$ 278.5
Targeted level of equity exposure			55.00%
Expected long-term rate of return on assets			7.08%	7.08%	7.50%
Target allocation			100.00%
Company contributions			$ 6.7	$ 6.7
Expected contribution by the company over the next fiscal year			6.8
Plan amendment			0.3
U.S. Pension Plans | Scenario, Forecast
Retirement Plans [Line Items]
Expected long-term rate of return on assets		7.08%
Non-U.S. Pension Plans
Retirement Plans [Line Items]
Estimated amortization of prior service credit in next fiscal year			0.3
Expected amortization of net actuarial losses in next fiscal year			(1.6)
Net periodic benefit cost			21.1	18.8	$ 20.3
Defined benefit plans that will be amortized from other comprehensive income			19.0
Accumulated benefit obligation			177.7	195.4
Company contributions			9.6	9.4
Plan amendment			$ 0.2	$ 0.9
Non-U.S. Pension Plans | Minimum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years			6 years
Expected long-term rate of return on assets	[1]		2.60%	2.60%	3.00%
Non-U.S. Pension Plans | Maximum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years			21 years
Expected long-term rate of return on assets	[1]		6.15%	6.15%	5.75%
UK
Retirement Plans [Line Items]
Target allocation			100.00%
Company contributions			$ 1.4	$ 1.5
Expected contribution by the company over the next fiscal year			$ 1.4
UK | Debt Instruments
Retirement Plans [Line Items]
Percentage of total plan assets			59.00%
Postretirement Benefits Other Than Pensions
Retirement Plans [Line Items]
Net periodic benefit cost			$ (1.0)	2.7	$ 2.6
Defined benefit plans that will be amortized from other comprehensive income			(2.5)
Company contributions			0.2	0.8	$ 0.3
Plan amendment			$ 0.0	$ (17.2)

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.